Summary of Significant Accounting Policies - Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Class A ordinary shares
Denominator:
Weighted average ordinary shares outstanding, Diluted	30,530,301	5,309,618	3,404,255		30,530,301
Basic net income (loss) per ordinary share	$ 0.06	$ (0.05)			$ (0.07)
Diluted income (loss) per ordinary share			$ (0.06)
Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
Numerator:
Allocation of net income (loss), as adjusted	$ 1,757,014	$ (246,740)	$ (194,223)	$ (5,596,126)	$ (2,177,496)
Denominator:
Weighted Average Number of Shares Outstanding, Basic and Diluted		5,217,391	3,404,255
Weighted average ordinary shares outstanding, Basic	30,530,301	5,309,618	3,404,255	14,320,851	30,530,301
Weighted average ordinary shares outstanding, Diluted	30,530,301	5,309,618	3,247,904	14,320,851	30,530,301
Basic net income (loss) per ordinary share	$ 0.06	$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Diluted income (loss) per ordinary share	$ 0.06	$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Class A ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP. | As Previously Reported
Denominator:
Weighted average ordinary shares outstanding, Basic		30,000,000	30,000,000	30,387,905
Weighted average ordinary shares outstanding, Diluted		30,000,000	30,000,000	30,387,905
Basic net income (loss) per ordinary share		$ 0.00	$ 0.00	$ 0.00
Diluted income (loss) per ordinary share		$ 0.00	$ 0.00	$ 0.00
Class B ordinary shares
Denominator:
Weighted average ordinary shares outstanding, Diluted	7,632,575	8,625,000	8,255,357		7,632,575
Basic net income (loss) per ordinary share	$ 0.06	$ (0.05)			$ (0.07)
Diluted income (loss) per ordinary share			$ (0.06)
Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP.
Numerator:
Allocation of net income (loss), as adjusted	$ 439,254	$ (407,892)	$ (471,141)	$ (3,170,401)	$ (544,374)
Denominator:
Weighted Average Number of Shares Outstanding, Basic and Diluted		8,625,000	8,255,357
Weighted average ordinary shares outstanding, Basic	7,632,575	8,625,000	8,255,357	8,113,263	7,632,575
Weighted average ordinary shares outstanding, Diluted	7,632,575	8,625,000	8,255,357	8,113,263	7,632,575
Basic net income (loss) per ordinary share	$ 0.06	$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Diluted income (loss) per ordinary share	$ 0.06	$ (0.05)	$ (0.06)	$ (0.39)	$ (0.07)
Class B ordinary shares | CIK0001815805 BROADSTONE ACQUISITION CORP. | As Previously Reported
Denominator:
Weighted average ordinary shares outstanding, Basic		8,625,000	8,625,000	7,539,714
Weighted average ordinary shares outstanding, Diluted		8,625,000	8,625,000	7,539,714
Basic net income (loss) per ordinary share		$ (0.01)	$ (0.01)	$ (1.16)
Diluted income (loss) per ordinary share		$ (0.01)	$ (0.01)	$ (1.16)